Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Reporting Period

Note 13 — Events After the Reporting Period

The Group evaluated all events through August 3, 2023 and determined that there were no reportable subsequent events to be disclosed or adjusted in the undaudited condensed consolidated financial statements.